Dispositions of subsidiaries (Details 1) - Discontinued Operation [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Revenue	$ 1,604,649	$ 3,881,787
Cost of revenues	(1,453,782)	(3,704,006)
Gross profit	150,867	177,781
Operating expenses	(1,125,446)	(441,279)
Loss from operations	(974,579)	(263,498)
Other expenses	(123,134)	(53,547)
Loss before income taxes	(1,097,713)	(317,045)
Income tax expenses	0	(811)
Net loss	$ (1,097,713)	$ (317,856)